Note 8 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Abstract
Carrying Value And Fair Value
Fair Value and carrying amount (Millions of euros)
		2019		2018
	Notes	Carrying amount	Fair value	Carrying amount	Fair value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	44,303	44,303	58,196	58,196
Financial assets held for trading	10	102,688	102,688	90,117	90,117
Non-trading financial assets mandatorily at fair value through profit or loss	11	5,557	5,557	5,135	5,135
Financial assets designated at fair value through profit or loss	12	1,214	1,214	1,313	1,313
Financial assets at fair value through other comprehensive income	13	61,183	61,183	56,337	56,337
Financial assets at amortized cost	14	439,162	442,788	419,660	419,857
Hedging derivatives	15	1,729	1,729	2,892	2,892
LIABILITIES
Financial liabilities held for trading	10	89,633	89,633	80,774	80,774
Financial liabilities designated at fair value through profit or loss	12	10,010	10,010	6,993	6,993
Financial liabilities at amortized cost	22	516,641	515,910	509,185	510,300
Hedging derivatives	15	2,233	2,233	2,680	2,680

Fair value and carrying amount (Millions of Euros)
		2017
	Notes	Carrying amount	Fair value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	42,680	42,680
Financial assets held for trading	10	64,695	64,695
Financial assets designated at fair value through profit or loss	12	2,709	2,709
Available-for-sale financial assets	-	69,476	69,476
Loans and receivables	-	431,521	438,991
Held-to-maturity investments	-	13,754	13,865
Derivatives – Hedge accounting	15	2,485	2,485
LIABILITIES
Financial liabilities held for trading	10	46,182	46,182
Financial liabilities designated at fair value through profit or loss	12	2,222	2,222
Financial liabilities at amortized cost	22	543,713	544,604
Derivatives – Hedge accounting	15	2,880	2,880

Fair Value Of Financial Instruments
Fair value of financial instruments by levels (Millions of Euros)
	2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS-
Financial assets held for trading	31,135	70,045	1,508	26,730	62,983	404
Loans and advances	697	32,321	1,285	47	28,642	60
Debt securities	18,076	8,178	55	17,884	7,494	199
Equity instruments	8,832	-	59	5,194	-	60
Derivatives	3,530	29,546	109	3,605	26,846	85
Non-trading financial assets mandatorily at fair value through profit or loss	4,305	92	1,160	3,127	78	1,929
Loans and advances	82	-	1,038	25	-	1,778
Debt securities	-	91	19	90	71	76
Equity instruments	4,223	1	103	3,012	8	75
Financial assets designated at fair value through profit or loss	1,214	-	-	1,313	-	-
Debt securities	1,214	-	-	1,313	-	-
Financial assets at fair value through other comprehensive income	50,896	9,203	1,084	45,824	9,323	1,190
Loans and advances	33	-	-	33	-	-
Debt securities	49,070	9,057	604	43,788	9,211	711
Equity instruments	1,794	146	480	2,003	113	479
Hedging derivatives	44	1,685	-	7	2,882	3
LIABILITIES-
Financial liabilities held for trading	26,266	62,541	827	22,932	57,573	269
Deposits	9,595	32,121	649	7,989	29,945	-
Trading derivatives	4,425	30,419	175	3,919	27,628	267
Other financial liabilities	12,246	1	2	11,024	-	1
Financial liabilities designated at fair value through profit or loss	-	9,984	27	-	4,478	2,515
Customer deposits	-	944	-	-	976	-
Debt certificates	-	4,629	27	-	2,858	-
Other financial liabilities	-	4,410	-	-	643	2,515
Derivatives – Hedge accounting	30	2,192	11	223	2,454	3

Fair value of financial instruments by levels (Millions of euros)
	2017
	Level 1	Level 2	Level 3
ASSETS-
Financial assets held for trading	29,057	35,349	289
Loans and advances to customers	-	56	-
Debt securities	21,107	1,444	22
Equity instruments	6,688	33	80
Derivatives	1,262	33,815	187
Financial assets designated at fair value through profit or loss	2,061	648	-
Loans and advances to customers	-	648	-
Debt securities	174	-	-
Equity instruments	1,888	-	-
Available-for-sale financial assets	57,381	11,082	544
Debt securities	54,850	10,948	454
Equity instruments	2,531	134	90
Hedging derivatives	-	2,483	2
LIABILITIES-
Financial liabilities held for trading	11,191	34,866	125
Derivatives	1,183	34,866	119
Short positions	10,008	-	6
Financial liabilities designated at fair value through profit or loss	-	2,222	-
Derivatives – Hedge accounting	274	2,606	-

Financial Instruments At Fair Value By Levels
Fair value of financial Instruments by levels. December 2019 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	70,045	1,508		- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates	- Prepayment rates- Issuer´s credit risk- Recovery rates- Funding interest rates not observed in the market or in consensus services
Loans and advances	32,321	1,285	Present-value method(Discounted future cash flows)
Debt securities	8,178	55	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active markets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	-	59	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV not published
Derivatives	29,546	109
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	92	1,160
Loans and advances	-	1,038	Specific liquidation criteria regarding losses of the EPA proceedingsPD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows		- Prepayment rates- Business plan of the underlying asset, WACC, macro scenario- Property valuation
Debt securities	91	19	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	1	103	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Financial assets at fair value through other comprehensive income	9,203	1,084
Debt securities	9,057	604	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	146	480	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	1,685	-
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Momentum adjustment
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment
Credit			Credit Derivatives: Default model and Gaussian copula
Commodities			Commodities: Momentum adjustment and Discounted cash flows

Fair Value of financial Instruments by Levels. December 2019 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	62,541	827
Deposits	32,121	649	Present-value method(Discounted future cash flows)	- Interest rate yield- Funding interest rates observed in the market or in consensus services- Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives	30,419	175
Interest rate			Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- Interest rates volatility
Equity			Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Assets correlation
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Assets correlation
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows
Short positions	1	2	Present-value method(Discounted future cash flows)		- Prepayment rates- Issuer´s credit risk- Current market interest rates
Financial liabilities designated at fair value through profit or loss	9,984	27	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2,192	11
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows

Fair Value of financial Instruments by Levels. December 2018 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	62,983	404		- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates	- Prepayment rates- Issuer´s credit risk- Recovery rates
Loans and advances	28,642	60	Present-value method(Discounted future cash flows)
Debt securities	7,494	199	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active markets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	-	60	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the funds
Derivatives	26,846	85
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	78	1,929
Loans and advances	-	1,778	-Present-value method(Discounted future cash flows)Specific criteria for the liquidation of losses established by the EPA protocol		- Prepayment rates- Issuer credit risk- Recovery rates- PD and LGD
Debt securities	71	76	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	8	75	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Financial assets at fair value through other comprehensive income	9,323	1,190
Debt securities	9,211	711	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	113	479	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	2,882	3
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Momentum adjustment
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment
Credit			Credit Derivatives: Default model and Gaussian copula
Commodities			Commodities: Momentum adjustment and Discounted cash flows

Fair Value of financial Instruments by Levels. December 2018 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	57,573	269
Deposits	29,945	-
Derivatives	27,628	267
Interest rate			Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- Interest rates volatility
Equity			Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Assets correlation
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Assets correlation
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows
Short positions		1	Present-value method(Discounted future cash flows)		- Correlation default- Credit spread- Recovery rates- Interest rate yield
Financial liabilities designated at fair value through profit or loss	4,478	2,515	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2,454	3
Interest rate			Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: BlackSwaptions: Black, Hull-White y LGMOther Interest rate Options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and discounted cash flows

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Loans and advances (*)	Present value method	Repo funding curve	(6)	16	100	b.p
Debt securities	Net present value	Credit spread	18	83	504	b.p
		Recovery rate	0.00%	28.38%	40.00%	%
	Comparable pricing		0.01%	98.31%	135.94%	%
Equity instruments (**)	Net asset Value
	Comparable pricing
Credit option	Gaussian Copula	Correlation default	19.37%	44.33%	61.08%	%
Equity OTC option	Heston	Forward volatility skew	35.12	35.12	35.12	Vegas
	Local volatility	Dividends (***)
		Volatility	2.49	23.21	60.90	Vegas
FX OTC options	Black Scholes/Local Vol	Volatility	3.70	6.30	10.05	Vegas
Interest rate options	Libor Market Model	Beta	0.25	2.00	18.00%
		Correlation rate/Credit	(100)		100%
		Credit default Volatility	-	-	-	Vegas

Level 3 Financial Instruments
Financial assets Level 3: Changes in the year (Millions of Euros)
	2019		2018		2017
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	3,527	2,787	835	125	822	116
Changes in fair value recognized in profit and loss (*)	112	44	(167)	(95)	(24)	(21)
Changes in fair value not recognized in profit and loss	2	-	(4)	-	(45)	-
Acquisitions, disposals and liquidations (**)	5	595	2,102	2,710	32	320
Net transfers to Level 3	77	(2,751)	761	47	106	(39)
Exchange differences and others	31	189	-	-	(55)	(250)
Balance at the end	3,753	865	3,527	2,787	835	125

Levels Transfers
Transfer between Levels. December 2019 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		74	-	1,119	502	1	160
Non-trading financial assets mandatorily at fair value through profit or loss		-	-	23	2	-	44
Financial assets designated at fair value through profit or loss		-	-	-	-	1	-
Financial assets at fair value through other comprehensive income		6	6	4	209	-	454
Derivatives		-	-	-	26	-	10
Total		79	6	1,145	739	2	667
LIABILITIES
Derivatives		-	-	-	27	-	125
Financial liabilities held for trading		1	-	-	-	-	-
Financial liabilities designated at fair value through profit or loss		-	-	-	27	-	2,679
Total		1	-	-	54	-	2,804

Sensitivity Analysis Level 3
Financial instruments Level 3 2019: Sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement		Potential impact onother comprehensive income
	Most favorable hypothesis	Least favorable hypothesis	Most favorable hypothesis	Least favorable hypothesis
ASSETS
Financial assets held for trading	5	(60)	-	-
Loans and Advances	-	(10)	-	-
Debt securities	3	-	-	-
Equity instruments	1	(48)	-	-
Derivatives	2	(2)	-	-
Non-trading financial assets mandatorily at fair value through profit or loss	367	(66)	-	-
Loans and advances	354	(61)	-	-
Debt securities	7	-	-	-
Equity instruments	5	(6)	-	-
Financial assets at fair value through other comprehensive income	-	-	10	(1)
Total	372	(126)	10	(1)
LIABILITIES
Financial liabilities held for trading	3	(3)	-	-
Total	3	(3)	-	-

Disclosure of fair value instruments carried at cost main valuation techniques assets explanatory
Fair value of financial instruments at amortized cost by levels (Millions of euros)
	2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	44,111	-	192	58,024	-	172
Financial assets at amortized cost	29,391	217,279	196,119	21,419	204,619	193,819
LIABILITIES
Financial liabilities at amortized cost	67,229	289,599	159,082	58,225	269,128	182,948

Disclosure of main valuation techniques financial instruments assets explanatory
Fair Value of financial Instruments at amortized cost by valuation technique. December 2019 (Millions of Euros)
	Level 2	Level 3	Valuation technique(s)	Main inputs used

ASSETS
Financial assets at amortized cost	217,279	196,119	Present-value method(Discounted future cash flows)
Central banks	-	2		- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	9,049	4,628		- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to customers	194,897	190,144		- Credit spread- Prepayment rates- Interest rate yield
Debt securities	13,333	1,345		- Credit spread- Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	289,599	159,082
Deposits from central banks	129	-	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Deposits from credit institutions	21,575	6,831
Deposits from customers	245,720	135,514
Debt certificates	14,194	11,133
Other financial liabilities	7,981	5,604